Acquisitions (Summary Of Acquisition And Integration Related Charges) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Business Acquisition [Line Items]
Acquisition and integration related charges	$ 15.3	$ 17.7	$ 22.1
HHI Business [Member]
Business Acquisition [Line Items]
Acquisition and integration related charges	6.0	5.9	13.3
PetMatrix [Member]
Business Acquisition [Line Items]
Acquisition and integration related charges	4.9	4.5
GloFish [Member]
Business Acquisition [Line Items]
Acquisition and integration related charges	0.2	1.0
Shaser [Member]
Business Acquisition [Line Items]
Acquisition and integration related charges	0.1	1.2
Other [Member]
Business Acquisition [Line Items]
Acquisition and integration related charges	$ 4.1	$ 5.1	$ 8.8